Non-current assets held for sale	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale
Non-current assets held for sale

13. Non-current assets held for sale

a)   Breakdown

As of December 31, 2018 and 2019, non-current assets held for sale consist of foreclosed assets that amounted to 1,277 million pesos and 935 million pesos, respectively.

In 2017, 2018 and 2019, the Bank recognized a gain of 69 million pesos, a gain of 38 million pesos and a gain of 42 million pesos, respectively, under Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net) in the consolidated income statement.

For the year ended December 31, 2017, there was no impairment losses recognized by the Bank. For the year ended December 31, 2018, the Bank recognized an impairment loss of 5 million pesos under Impairment losses on other assets (net) in the consolidated income statement.

As of December 31, 2019, the Bank recognized an impairment loss of 370 million pesos associated to assets with a promise of future sale under Impairment losses on other assets (net) in the consolidated income statement.

b)   Changes

The changes in foreclosed assets in the consolidated balance sheet were as follows:

Foreclosed Assets

Cost:
Balances at January 1, 2018	1,295
Additions	213
Disposals	(226)
Impairment losses	(5)
Balances at December 31, 2018	1,277
Additions	146
Disposals	(118)
Impairment losses	(370)
Balances at December 31, 2019	935